STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 15. STOCK-BASED COMPENSATION

2022 Aclarion Equity Incentive Plan

On April 21, 2022, in connection with the IPO, the Company’s 2022 Aclarion Equity Incentive Plan, or “2022 Plan”, went into effect. Our board of directors has appointed the compensation committee of our board of directors as the committee under the 2022 Plan with the authority to administer the 2022 Plan. The aggregate number of our shares of common stock that may be issued or used for reference purposes under the 2022 Plan is 2,000,000 shares (125,000 post 2024 Stock Split), with an automatic increase on January 1st of each year, for a period of not more than ten years, commencing on January 1st of the year following the year in which the IPO Date occurs and ending on (and including) January 1, 2032, in an amount equal to 5% of the total number of shares of Capital Stock outstanding on December 31st of the preceding calendar year. Notwithstanding the foregoing, the Board may act prior to January 1st of a given year to provide that there will be no January 1st increase in shares for such year or that the increase in shares for such year will be a lesser number of shares of Common Stock than would otherwise occur pursuant to the preceding sentence.

As of the year ended December 31, 2023, the aggregate number of our shares of common stock that may be issued or used for reference purposes under the 2022 Plan was 2,470,814 (154,426 post-split). On January 1, 2024, the 2022 Plan had an automatic increase of 660,311 (41,270 post-split) shares which was 5% of the total number of shares of Capital Stock outstanding on December 31, 2023.

Options granted under the 2022 Plan may be incentive stock options or non-statutory stock options, as determined by the administrator at the time of grant of an option. Restricted stock may also be granted under the 2022 Plan. The options vest in accordance with the grant terms and are exercisable for a period of up to 10 years from grant date.

The Company did not grant any stock options for the twelve months ended December 31, 2023. The fair value of the options granted for the twelve months ended December 31, 2022 were estimated at the date of grant using the Black-Scholes-Merton option pricing model with the following assumptions:

Risk-free interest rate (4/2022 – 8/2022)	1.99%
Risk-free interest rate (9/2022 – 12/2022)	3.67%
Dividend yield	–
Expected term	6-8 years
Expected volatility	66.35%

Nocimed, Inc. 2015 Stock Plan

The Company maintains the Nocimed, Inc. 2015 Stock Plan, or the “Existing Plan”, under which the Company could grant 152,558 shares (after giving effect to the 2024 Stock Split) or options of the Company to our employees, consultants, and other service providers. The Company suspended the Existing Plan in connection with the April 2022, initial public offering. The Company did not grant any stock options under the Existing Plan for the twelve months ended December 31, 2022. No further awards will be granted under the Existing Plan, but awards granted prior to the suspension date will continue in accordance with their terms and the terms of the Existing Plan.

Determining Fair Value of Stock Options

The fair value of each grant of stock options was determined by the Company using the methods and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment to determine.

Valuation and Amortization Method —The Company estimates the fair value of its stock options using the Black-Scholes-Merton option-pricing model. This fair value is then amortized over the requisite service periods of the awards.

Expected Term—The Company estimates the expected term of stock option by taking the average of the vesting term and the contractual term of the option, as illustrated by the simplified method.

Expected Volatility—The expected volatility is derived from the Company’s expectations of future market volatility over the expected term of the options.

Risk-Free Interest Rate—The risk-free interest rate is based on the U.S. Treasury yield curve on the date of grant.

Dividend Yield—The dividend yield assumption is based on the Company’s history and expectation of no dividend payouts.

Stock Award Activity

A post-split summary of option activity under the Company’s equity incentive plans is as follows:

	Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (In Years)
Balance at December 31, 2021	140,980	$29.47	9.2
Options granted	33,334	$36.80	9.6
Options exercised	–
Options forfeited/expired	(3,138)	$20.32	5.6
Balance at December 31, 2022	171,176	31.07	8.4
Options granted	–
Options exercised	–
Options forfeited/expired	(1,720)	$23.64	6.0
Balance at December 31, 2023	169,456	$31.15	7.5

Exercisable at December 31, 2023	147,977	$30.57	7.4

The aggregate intrinsic value in the table above of the unexercised options reflects the total pre-tax intrinsic value (the difference between the Nasdaq closing price on December 30, 2023, and the exercise price of the options that would have been received by option holders if all options exercisable had been exercised.

The aggregate intrinsic value of options outstanding at December 31, 2023 is $0. The aggregate intrinsic value of vested and exercisable options at December 31, 2022 is $0.

As of December 31, 2023, there was approximately $327,853 of total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over the next 21 months.

The Company adjusts expense for actual forfeitures in the periods they occur.

Restricted Stock Units

During the twelve month period ending December 31, 2023, the Company granted RSUs under the 2022 Plan that have a combination of time-based and performance-based vesting, contingent upon continued service with the Company. The Company granted certain consultants an aggregate of RSUs for 26,506 common shares (after giving effect to the 2024 Stock Split).

Post-split RSU activity under the 2022 Plan was as follows for the year ended December 31, 2023:

	RSU’s Outstanding	Weighted-Average Grant-Date Fair value per Unit
Nonvested as of December 31, 2021	–	$–
Granted	30,120	13.12
Vested	(3,864)	13.92
Forfeited	–	–
Nonvested as of December 31, 2022	26,256	13.12
Granted	26,506	8.52
Vested	(22,936)	10.40
Forfeited	(14,077)	10.11
Nonvested as of December 31, 2023	15,749	$10.72

The grant date fair value for a RSU is the market price of the common stock on the date of grant. The total fair value of RSUs vested during 2023 was $226,918.

As of December 31, 2023, there was approximately $43,468 total unrecognized compensation cost related to non-vested RSUs, which is expected to be recognized over the next nine months.

Common Stock Subject to Vesting

The Company entered into a contract for consulting services shortly after the completion of the IPO in April 2022. The contract included a fee payable in the form of 40,000 (2,500 after giving effect to the 2024 Stock Split) restricted common shares that vested over six months. The shares were issued in November 2022 after the shares vested. Stock-based vendor payments of $102,000 were recognized on the date of grant and recorded as general and administrative expense.

Stock-based Compensation Expense

The following table summarizes the total stock-based compensation expense included in the Company’s statements of operations for the periods presented:

	December 31,
		2022
	2023	(restated)
Sales and marketing	$228,437	$57,298
Research and development	9,725	(259)
General and administrative	217,839	1,129,619
	$456,001	$1,186,658